Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 342,904	$ 306,677
Increases related to tax positions taken during prior years	745	46,520
Decreases related to expiration of statute of limitations		(41,022)
Increases related to tax positions taken during the current year	31,514	30,729
Ending balance	$ 375,163	$ 342,904